Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue:
Revenue	$ 199,326	$ 127,641	$ 33,120
Revenue-related party pools	0	16,392	130,612
Total vessel revenue	199,326	144,033	163,732
Operating expenses:
Voyage expenses	0	12,127	6,716
Voyage expenses-related party	0	5,435	3,293
Vessel operating costs	79,349	49,413	80,860
Vessel operating costs-related party	4	3,092	11,946
Charterhire expense	0	34,001	21,107
Vessel depreciation	24,597	10,190	48,369
General and administrative expenses	40,566	50,819	17,568
General and administrative expenses-related party	611	33,135	8,103
(Gain on vessels sold) loss / write down on assets held for sale	0	(24,206)	458,610
Loss / write down on assets held for sale-related party	0	1,474	36,803
Total operating expenses	145,127	175,480	693,375
Operating income (loss)	54,199	(31,447)	(529,643)
Other income (expense):
Interest income	647	87	210
Gain on bargain purchase of Seajacks	0	57,436	0
Gain on sale of equity investment	0	5,382	0
Income (loss) from equity investment-related party	55,538	4,353	(105,384)
Foreign exchange (loss) gain	(1,816)	1,120	(348)
Financial expense, net	(563)	(14,848)	(36,818)
Financial expense-related party	(1,555)	(1,512)	0
Total other income (expense)	52,251	52,018	(142,340)
Income (loss) before taxes	106,450	20,571	(671,983)
Income tax expense	748	344	0
Net income (loss)	$ 105,702	$ 20,227	$ (671,983)
Weighted-average shares outstanding:
Weighted-average number of shares outstanding, basic (in shares)	38,074	16,096	9,484
Weighted-average number of shares outstanding, diluted (in shares)	38,292	16,279	9,484
Earnings (loss) per common share:
Earnings (loss) per common share, basic (in usd per share)	$ 2.78	$ 1.26	$ (70.85)
Earnings (loss) per common share, diluted (in usd per share)	$ 2.76	$ 1.24	$ (70.85)